Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net	Depreciation is computed on a straight-line basis over the estimated remaining useful lives of individual assets or classes of assets noted in the table below or, when the asset is on property subject to a lease or other site control contract, the remaining lease or other contractual periods and renewals that are deemed to be reasonably certain at the date the assets are purchased, if less than the estimated remaining useful life. Expenditures for major additions and improvements are capitalized, while repairs and maintenance, including planned major maintenance, are charged to expense as incurred.

Asset Class	Useful Lives (Years)
Solar energy systems	35
Wind energy systems	30
Battery storage systems	10-20
Property, plant and equipment, net consists of the following:

(in thousands)	December 31, 2025	December 31, 2024
Land	$22,778	$23,283
Plant and equipment	1,621,970	1,873,801
Construction in progress	802,310	437,335
Asset retirement cost	27,595	32,640
Finance right-of-use asset	65	65
Other	2,010	561
Total property, plant and equipment	$2,476,728	$2,367,685
Accumulated depreciation	(147,693)	(135,199)
Property, plant and equipment, net	$2,329,035	$2,232,486
Property, plant and equipment, net consists of the following:

(in thousands)	June 30, 2026	December 31, 2025
Land	$21,719	$22,778
Plant and equipment	1,611,204	1,621,970
Construction in progress	879,424	802,310
Asset retirement cost	27,458	27,595
Finance right-of-use asset	65	65
Other	2,231	2,010
Total property, plant and equipment	$2,542,101	$2,476,728
Accumulated depreciation	(176,313)	(147,693)
Property, plant and equipment, net	$2,365,788	$2,329,035

Schedule of Depreciation
The following table presents Depreciation expense recorded within Depreciation, amortization and accretion on the Consolidated Statements of Operations for the periods indicated below:

	Year ended December 31,
(in thousands)	2025	2024	2023
Depreciation expense	$73,891	$71,125	$113,899
The following table presents amortization expense for the intangible assets related to the favorable PPA and REC contracts recorded on the Consolidated Statements of Operations, including the Contract amortization, net that was recorded as a reduction to revenue in the Consolidated Statements of Operations for the periods indicated below:

	For the years ended December 31,
(in thousands)	2025	2024	2023
Total Favorable Amortization expense	$29,991	$36,577	40,792
Favorable Contract amortization as a reduction to revenue	26,099	28,445	31,571
The following table presents Depreciation expense recorded within Depreciation, amortization and accretion on the Consolidated Statements of Operations for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Depreciation expense	$14,689	$18,596	$29,787	$37,092
The following table presents amortization expense for the intangible assets related to the favorable PPA and REC contracts recorded on the Consolidated Statements of Operations, including the Contract amortization, net that was recorded as a reduction to revenue in the Consolidated Statements of Operations for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Total Favorable Amortization expense	$5,657	$5,608	$11,563	$14,961
Favorable Contract amortization as a reduction to revenue	4,867	6,064	9,738	13,034